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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                -----------------
Check here if Amendment [   ]; Amendment Number: ______
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             Warren E. Buffett
                  -------------------------------
Address:          1440 Kiewit Plaza
                  -------------------------------
                  Omaha, NE 68131
                  -------------------------------

                  -------------------------------

Form 13F File Number:               28-   554
                                         --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren E. Buffett
                  -------------------------
Title:
                  -------------------------
Phone:            402-346-1400
                  -------------------------

Signature, Place, and Date of Signing:

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
(s) Warren E. Buffett                       Omaha, NE                                   February 14, 2005
-----------------------------------         ------------------------------              -----------------
[Signature]                                 [City, State]                               [Date]
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Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28-   4545                         Berkshire Hathaway Inc.
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  0
                                                          ------------------

Form 13F Information Table Entry Total:                            15
                                                          ------------------

Form 13F Information Table Value Total:                 $         799
                                                         -------------------
                                                                   (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

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                                WARREN E. BUFFETT
                           Form 13F Information Table
                                December 31, 2004

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
                                                                                             Column 6                  Column 8
                                                   Column 4     Column 5              Investment Discretion        Voting Authority
                        Column 2   Column 3        Market      Shares or                      (c)      Column 7        (Shares)
Column 1                Title of     CUSIP         Value       Principal   (a)  (b)Shared-  Shared-    Managers     (a)    (b)   (c)
Name of Issuer            Class     Number     (In Thousands)  Amount $   Sole    Defined    Other   See Instr.v   Sole  Shared None
--------------            -----     ------     --------------  --------   ----    -------    -----   -----------   ----  ------ ----
American Express Co.       Com    025816 10 9              34       612    X                                        612
Block, H & R Corp.         Com    093671 10 5              10       200    X                                        200
Coca Cola Co.              Com    191216 10 0             100     2,400    X                                      2,400
Costco Companies           Com    22160Q 10 2              76     1,575    X                                      1,575
Gannett Inc.               Com    364730 10 1              16       200    X                                        200
The Gillette Company       Com    375766 10 2              36       800    X                                        800
M & T Bank Corporation     Com    55261F 10 4             108     1,000    X                                      1,000
Moody's Corp               Com    615369 10 5               9       100    X                                        100
Mueller Industries         Com    624756 10 2               3       100    X                                        100
Sealed Air Corporation     Com    81211K 10 0               5       100    X                                        100
Sun Trust Banks            Com    867914 10 3              15       200    X                                        200
Torchmark Corp.            Com    891027 10 3             209     3,653    X                                      3,653
Washington Post Co.       Cl B    939648 10 8              10        10    X                                         10
Wells Fargo                Com    949740 10 4             103     1,660    X                                      1,660
White Mountains Group      Com    G9618E 10 7              65       100    X                                        100
                                                        -----
                                                         $799
                                                        =====
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